Acquisition - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($)	Sep. 30, 2015	Jul. 24, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 22, 2013	Mar. 22, 2013
Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Goodwill	$ 1,260,037		$ 1,260,037	$ 1,090,037
Net fair value	$ 5,000,000	$ 500,000
Vaporfection International Inc. [Member]
Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Machinery and equipment					$ 70,000
Goodwill					895,000	$ 895,000
Total assets acquired					1,635,000
Fair value of liabilities assumed					(469,000)
Net fair value					1,166,000
Customer Relationships [Member] | Vaporfection International Inc. [Member]
Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets					314,000
Trademarks and Trade Names [Member] | Vaporfection International Inc. [Member]
Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets					46,000
Noncompete Agreements [Member] | Vaporfection International Inc. [Member]
Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets					23,000
IP and Related Technology [Member] | Vaporfection International Inc. [Member]
Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets					$ 287,000